Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	0000797920
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2023
Document Effective Date	Nov. 20, 2023
Prospectus Date	Nov. 20, 2023
BNY Mellon New York AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	PSNYX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	PNYCX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DNYIX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DNYYX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DNYAX